Financial Instruments - Financial assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Financial assets	R$ 1,296,229	R$ 1,630,746
CDI
Financial Instruments
Percentage of basis used to calculate interest rate	82.30%	90.40%
Financial investments
Financial Instruments
Financial assets	R$ 422,646	R$ 1,014,056
Trade receivables
Financial Instruments
Financial assets	856,887	593,263
Derivative financial assets
Financial Instruments
Financial assets		861
Related parties
Financial Instruments
Financial assets	3,956	11,390
Investments and interests in other entities
Financial Instruments
Financial assets	11,214	9,803
Other assets (Instituto Arco)
Financial Instruments
Financial assets	1,526	1,373
Assets at FVPL
Financial Instruments
Financial assets	R$ 47,317	10,664
Assets at FVPL | CDI
Financial Instruments
Percentage of basis used to calculate interest rate	124.10%
Assets at FVPL | Financial investments
Financial Instruments
Financial assets	R$ 36,103
Assets at FVPL | Derivative financial assets
Financial Instruments
Financial assets		861
Assets at FVPL | Investments and interests in other entities
Financial Instruments
Financial assets	11,214	9,803
Assets as amortized cost
Financial Instruments
Financial assets	1,248,912	1,620,082
Assets as amortized cost | Financial investments
Financial Instruments
Financial assets	386,543	1,014,056
Assets as amortized cost | Trade receivables
Financial Instruments
Financial assets	856,887	593,263
Assets as amortized cost | Related parties
Financial Instruments
Financial assets	3,956	11,390
Assets as amortized cost | Other assets (Instituto Arco)
Financial Instruments
Financial assets	R$ 1,526	R$ 1,373